Operating Segments (Tables)	12 Months Ended
Apr. 30, 2022
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Summary of Reportable Segments
The following is an analysis of the Group’s revenues and results by reportable segments:
For the year ended April 30, 2020

	SpiderNet ecosystem solutions	Digital financial services	Corporate	Consolidated
	HK$	HK$	HK$	HK$
Segment revenues
Revenue from external customers	157,678	9,301	—	166,979
Revenue from related parties	—	568	—	568

	157,678	9,869	—	167,547

Changes in fair value on financial assets measured at FVTPL	—	—	43,592	43,592

Segment profits	140,134	4,765	43,291	188,190
Unallocated:
Other gains and losses				(5,586)
Corporate expenses				(557)

Profit before tax				182,047

For the year ended April 30, 2021

	SpiderNet ecosystem solutions	Digital financial services	Corporate	Consolidated
	HK$	HK$	HK$	HK$
Segment revenues
Revenue from external customers	176,628	11,157	—	187,785
Revenue from related parties	7,467	564	—	8,031

	184,095	11,721	—	195,816

Changes in fair value on financial assets measured at FVTPL	—	—	70,291	70,291

Segment profits	144,276	1,084	70,800	216,160
Unallocated:
Other gains and losses				(306)
Corporate expenses				(19,602)

Profit before tax				196,252

For the year ended April 30, 2022

	SpiderNet ecosystem solutions	Digital financial services	Corporate	Consolidated
	HK$	HK$	HK$	HK$

Segment revenues
Revenue from external customers	171,827	11,141	533	183,501
Revenue from related parties	12,800	657	—	13,457

	184,627	11,798	533	196,958

Changes in fair value on financial assets measured at FVTPL	—	—	132,032	132,032

Segment profits	136,607	951	136,323	273,881
Unallocated:
Other income				35
Other gains and losses				4,746
Corporate expenses				(53,652)

Profit before tax				225,010

Summary of Revenue from Customers
Information about major customers
Revenue from customers of the corresponding years contributing over 10% of the total sales of the Group are as follows:

	2020		2021		2022
	HK$		HK$		HK$
Customer A 1	38,911		N/A	2	—
Customer B 1	27,456		—		N/A	2
Customer C 1	22,701		N/A	2	N/A	2
Customer D 1	22,044		22,009		N/A	2
Customer E 1	19,570		N/A	2	N/A	2
Customer F 1	N/A	2	N/A	2	20,000

1	Revenue from SpiderNet ecosystem solutions segment
2	Revenue by this customer is less than 10% of the total revenue